SCHEDULE OF UNAUDITED PROFORMA CONSOLIDATED STATEMENTS OF OPERATIONS AND OTHER COMPREHENSIVE LOSS (Details) - USD ($)	8 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2022
Yundian [Member]
Business Acquisition [Line Items]
Revenue	$ 21,595	$ 10,978,767
Net loss	(952,590)	(11,219,853)
Mahao [Member]
Business Acquisition [Line Items]
Revenue	8,680,972	11,977,268
Net loss	596,412	(11,218,447)
Yuanxing [Member]
Business Acquisition [Line Items]
Revenue	537,252	12,540,220
Net loss	$ 169,034	$ (10,811,082)